INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Interests in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Operating expenses	$ (2,665)	$ (2,680)	$ (2,568)
Taxation	(623)	(285)	(221)
Profit (loss) for the year	1,049	(222)	251
Total comprehensive income for the year, net of tax	1,029	(219)	176
Immaterial associates
Disclosure of associates [line items]
Revenue	50	39	31
Operating expenses	(26)	(18)	(16)
Taxation	(7)	(5)	(3)
Profit (loss) for the year	17	16	12
Total comprehensive income for the year, net of tax	$ 17	$ 16	$ 12